Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date of this report.

On September 30, 2025, the Company executed supplemental agreements to amend the due date of its loans receivable (see Note 7). Of the total loans receivable of $4,515,050 as of June 30, 2025, $1,000,000 was collected as of the date of this report and the remaining $3,515,050 will be collected no later than October 30, 2026. All other terms remain in effect.

In October 2025, Wuxi Libang drew down RMB5 million ($698,461) from the credit facility with Jiangyin Rural Commercial Bank (see Note 12) with annual interest of 3.5%. The loan is due January 2026.